Other Administrative Expenses (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Approximate value of taxes	R$ 5,687	R$ 4,580